Expected Income Tax Expense at Canadian Statutory Rates Reconciled to Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax [Line Items]
Statutory federal and provincial income tax rate			26.32%		26.09%		28.75%
Expected income tax expense at Canadian enacted statutory tax rates			296		166		200
Increase (decrease) in taxes resulting from:
Items not subject to tax			(6)		(4)		(3)
Canadian tax rate differentials			(1)		(1)		(8)
Foreign tax rate differentials			(36)		(17)		(4)
Effect of tax rate increases			7		11
Tax credits					(4)		(15)
Other			(10)	[1]	1	[1]	(43)	[1]
Income tax expense	7	11	250		152		127

[1]	Substantially all amounts relate to uncertain tax positions.